STOCKHOLDERS' EQUITY (DEFICIT) - Equity Incentive Plan (Details) - 2016 Equity Incentive Plan - shares	1 Months Ended		12 Months Ended
	Aug. 31, 2018	Mar. 31, 2017	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Additional shares authorized	2,000,000	800,000
Number of shares reserved for issuance	2,960,000	960,000
Options
Share-based Compensation Arrangement by Share-based Payment Award
Expiration period			10 years
Minimum | Options
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period			1 year
Maximum | Options
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period			4 years